Debt, Summary of Debt Outstanding (Details) - USD ($) $ in Thousands	Jan. 31, 2023	Aug. 03, 2022	Jan. 31, 2022
Debt Instrument [Line Items]
Gross Balance	$ 173,908		$ 53,313
Unamortized Debt Discount			(445)
Unamortized Deferred Debt Issuance Costs	(127)		(1,182)
Discount on Note Payable			(213)
Total long-term debt	173,781		51,473
Current portion of long-term debt	15,938		5,970
Long-term debt	$ 157,843		$ 45,503
PIK [Member]
Debt Instrument [Line Items]
Stated Interest Rate		8.75%
Stifel Bank [Member]
Debt Instrument [Line Items]
Stated Interest Rate	8.50%		4.50%
Effective Interest Rate	8.50%		6.50%
Gross Balance	$ 15,000		$ 15,000
Unamortized Debt Discount			(96)
Unamortized Deferred Debt Issuance Costs			(574)
Total long-term debt	$ 15,000		$ 14,330
Orix Growth Capital, LLC [Member]
Debt Instrument [Line Items]
Stated Interest Rate			10.00%
Effective Interest Rate			12.13%
Gross Balance			$ 30,000
Unamortized Debt Discount			(349)
Unamortized Deferred Debt Issuance Costs			(608)
Total long-term debt			$ 29,043
InfoArmor [Member]
Debt Instrument [Line Items]
Stated Interest Rate	5.50%		5.50%
Effective Interest Rate	5.50%		5.50%
Gross Balance	$ 2,344		$ 3,281
Discount on Note Payable			(213)
Total long-term debt	$ 2,344		$ 3,068
PIPE Investors [Member]
Debt Instrument [Line Items]
Stated Interest Rate			5.00%
Effective Interest Rate			5.00%
Gross Balance			$ 5,032
Total long-term debt			$ 5,032
Convertible Notes [Member]
Debt Instrument [Line Items]
Stated Interest Rate	7.00%
Effective Interest Rate	8.53%
Gross Balance	$ 156,564
Unamortized Deferred Debt Issuance Costs	(127)
Total long-term debt	$ 156,437
Convertible Notes [Member] | PIK [Member]
Debt Instrument [Line Items]
Stated Interest Rate	8.75%